Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Net operating losses and tax credit carryforwards	$ 234	$ 20
Pension liability	137	128
Lease liabilities	127
Personal injury and other claims	61	65
Other postretirement benefits liability	59	70
Compensation reserves	51	74
Unrealized foreign exchange losses	0	50
Other	69	61
Total deferred income tax assets	738	468
Deferred income tax liabilities
Properties	8,222	7,672
Operating lease right-of-use assets	131
Pension asset	88	120
Unrealized foreign exchange gains	15	0
Other	126	156
Total deferred income tax liabilities	8,582	7,948
Total net deferred income tax liability	7,844	7,480
Total net deferred income tax liability
Domestic	4,184	3,808
Foreign	3,660	$ 3,672
Domestic Tax Authority [Member]
Total net deferred income tax liability
Net operating loss carryforwards	937
State and Local Jurisdiction [Member]
Total net deferred income tax liability
Net operating loss carryforwards	$ 177